Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$768,848.49

Principal:
Principal Collections	$10,804,241.51
Prepayments in Full	$4,833,160.79
Liquidation Proceeds	$75,661.56
Recoveries	$57,693.24
Sub Total	$15,770,757.10
Collections	$16,539,605.59

Purchase Amounts:
Purchase Amounts Related to Principal	$475,109.61
Purchase Amounts Related to Interest	$2,402.42
Sub Total	$477,512.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,017,117.62

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,017,117.62
Servicing Fee	$196,114.20	$196,114.20	$0.00	$0.00	$16,821,003.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,821,003.42
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,821,003.42
Interest - Class A-3 Notes	$8,220.99	$8,220.99	$0.00	$0.00	$16,812,782.43
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$16,710,847.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,710,847.43
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$16,654,239.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,654,239.60
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$16,612,085.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,612,085.27
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$16,555,225.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,555,225.94
Regular Principal Payment	$15,777,769.36	$15,777,769.36	$0.00	$0.00	$777,456.58
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$777,456.58
Residual Released to Depositor	$0.00	$777,456.58	$0.00	$0.00	$0.00
Total		$17,017,117.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,777,769.36
Total					$15,777,769.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,724,155.72	$31.22	$8,220.99	$0.02	$14,732,376.71	$31.24
Class A-4 Notes	$1,053,613.64	$9.56	$101,935.00	$0.93	$1,155,548.64	$10.49
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$15,777,769.36	$10.52	$265,777.48	$0.18	$16,043,546.84	$10.70

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$14,724,155.72	0.0312217	$0.00	0.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$109,146,386.36	0.9904391
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$227,854,155.72	0.1519301	$212,076,386.36	0.1414097

Pool Information
Weighted Average APR	4.027%	4.036%
Weighted Average Remaining Term	24.65	23.86
Number of Receivables Outstanding	23,699	22,953
Pool Balance	$235,337,038.41	$218,923,303.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$227,854,155.72	$212,076,386.36
Pool Factor	0.1541173	0.1433683

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$6,846,916.95
Targeted Overcollateralization Amount	$6,846,916.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,846,916.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$225,561.63
(Recoveries)		122	$57,693.24
Net Loss for Current Collection Period			$167,868.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8560%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7746%
Second Preceding Collection Period			0.4537%
Preceding Collection Period			1.1589%
Current Collection Period			0.8869%
Four Month Average (Current and Preceding Three Collection Periods)			0.8185%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,739	$10,180,855.46
(Cumulative Recoveries)			$1,700,889.69
Cumulative Net Loss for All Collection Periods			$8,479,965.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5553%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,148.31
Average Net Loss for Receivables that have experienced a Realized Loss			$1,789.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.67%	429	$5,836,062.49
61-90 Days Delinquent	0.32%	56	$692,274.70
91-120 Days Delinquent	0.03%	6	$74,687.90
Over 120 Days Delinquent	0.38%	45	$842,838.28
Total Delinquent Receivables	3.40%	536	$7,445,863.37

Repossession Inventory:
Repossessed in the Current Collection Period		19	$229,309.92
Total Repossessed Inventory		26	$330,720.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4575%
Preceding Collection Period			0.4979%
Current Collection Period			0.4662%
Three Month Average			0.4739%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer